Summary of the Changes in the Standardized Measure of Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Restricted Investments

Note 7. Restricted Investments

Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with the offshore Southern California oil and gas properties owned by MEMP.

The components of the restricted investment balance are as follows at December 31, 2014 and 2013:

	2014	2013
	(In thousands)
BOEM platform abandonment (See Note 16)	$69,954	$66,373
BOEM lease bonds	794	794

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment	2,701	2,306
California State Lands Commission pipeline right-of-way bond	3,005	3,005
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	307
Port of Long Beach pipeline license	100	100
Restricted investments	$77,361	$73,385

MRD [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Beginning of year	$ 1,468,952	[1]	$ 1,320,595	[1]	$ 1,386,071
Sale of oil and natural gas produced, net of production costs	(363,723)		(196,444)		(107,316)
Purchase of minerals in place	69,282		51,177		98,384
Sale of minerals in place	(47,791)		(54,091)
Extensions and discoveries	653,186		301,004		127,994
Changes in income taxes, net	(1,058,814)
Changes in prices and costs	365,030		(11,336)		(402,202)
Previously estimated development costs incurred	256,605		87,297		64,390
Net changes in future development costs	(126,598)		57,353		(67,331)
Revisions of previous quantities	828,296		(186,804)		(176,788)
Accretion of discount	146,896		128,544		138,607
Change in production rates and other	(228,787)		(28,343)		258,786
End of year	1,962,534	[1]	1,468,952	[1]	1,320,595	[1]
MEMP [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Beginning of year	1,608,112	[2]	1,589,916	[2]	1,499,414
Sale of oil and natural gas produced, net of production costs	(323,994)		(234,520)		(160,023)
Purchase of minerals in place	1,489,477		23,160		375,953
Sale of minerals in place					(154,963)
Extensions and discoveries	44,745		136,423		265,108
Changes in income taxes, net					1,947
Changes in prices and costs	(168,500)		(74,395)		(331,760)
Previously estimated development costs incurred	223,861		174,490		66,360
Net changes in future development costs	(74,579)		(74,867)		(1,140)
Revisions of previous quantities	(163,207)		(141,122)		(90,587)
Accretion of discount	160,811		158,991		150,136
Change in production rates and other	(37,118)		50,036		(30,529)
End of year	$ 2,759,608	[2]	$ 1,608,112	[2]	$ 1,589,916	[2]

[1]	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.
[2]	MRD Segment’s share of the standardized measure of discounted future net cash flows was $2,760, $142,318 and $554,981 for the years ended December 31, 2014, 2013 and 2012, respectively.